INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Schedule of intangible assets

Amounts in US$ ‘000	Transgenic technology	RUCONEST® for HAE (EU)	Development costs	Re-acquired rights and Licenses	Novartis License	Software	Total
At cost	2,973	592	6,948	62,641	20,972	548	94,674
Accumulated:
Amortization charges	(2,934)	(543)	—	(9,590)	—	(43)	(13,110)
Impairment charges	(39)	—	(2,122)	—	—	—	(2,161)
Carrying value at January 1, 2020	—	49	4,826	53,051	20,972	505	79,403

Amortization charges	—	(50)	—	(3,905)	—	(53)	(4,008)
Impairment charges	—	—	—	—	—	—	—
Capitalized development costs	—	—	159	—	—	—	159
Assets acquired	—	—	—	8,570	1,583	333	10,486
Currency translation - cost	283	56	672	6,595	2,112	77	9,795
Currency translation - amortization	(279)	(55)	—	(1,204)	—	(8)	(1,546)
Currency translation - impairment	(4)	—	(202)	—	—	—	(206)
Currency translation	—	1	470	5,391	2,112	69	8,043
Movement 2020	—	(49)	629	10,056	3,695	349	14,680

At cost	3,256	648	7,779	77,806	24,667	958	115,114
Accumulated:
Amortization charges	(3,213)	(648)	—	(14,699)	—	(104)	(18,664)
Impairment charges	(43)	—	(2,324)	—	—	—	(2,367)
Carrying value at December 31, 2020	—	—	5,455	63,107	24,667	854	94,083

Amortization charges	—	—	—	(4,054)	—	(178)	(4,232)
Impairment charges	—	—	(4,991)	—	—	—	(4,991)
Capitalized development costs	—	—	—	—	—	—	—
Assets acquired	—	—	—	—	2,530	3,447	5,977
Transfer from PPE -cost	—	—	—	—	—	175	175
Transfer from PPE - accumulated amortization	—	—	—	—	—	(78)	(78)
Divestments-cost	(3,145)	—	—	—	—	(99)	(3,244)
Divestment-accumulated amortizataion	3,105	—	—	—	—	99	3,204
Divestment -impairment charges	40	—	—	—	—	—	40
Currency translation - cost	(111)	(50)	(599)	(5,995)	(2,012)	(226)	(8,993)
Currency translation - amortization	108	50	—	1,312	—	19	1,489
Currency translation - impairment	3	—	401	—	—	—	404
Movement 2021	—	—	(5,189)	(8,737)	518	3,159	(10,249)

At cost	—	598	7,180	71,811	25,185	4,255	109,029
Accumulated:
Amortization charges	—	(598)	—	(17,441)	—	(242)	(18,281)
Impairment charges	—	—	(6,914)	—	—	—	(6,914)
Carrying value at December 31, 2021	—	—	266	54,370	25,185	4,013	83,834